AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (unaudited)
February 29, 2020

	Shares	Value		Shares	Value
Common Stocks - 98.6%			Castle Biosciences, Inc. *	43,591	$1,305,115
Communication Services - 1.0%			Catalyst Pharmaceuticals, Inc. *	225,787	950,563
National CineMedia, Inc.	148,213	$1,139,757	Champions Oncology, Inc.*	160,265	1,009,669
Consumer Discretionary - 11.8%			Coherus Biosciences, Inc.*,1	77,822	1,505,856
1-800-Flowers.com, Inc., Class A *	92,395	1,666,806	Dicerna Pharmaceuticals, Inc. *	62,345	1,230,690
Century Communities, Inc. *	48,106	1,603,373	Electromed, Inc.*	62,326	641,335
Everi Holdings, Inc. *	146,490	1,523,496	Fennec Pharmaceuticals, Inc.	63,622	440,264
Malibu Boats, Inc. , Class A *	39,573	1,738,837	Fulgent Genetics, Inc. *	109,298	1,621,982
MasterCraft Boat Holdings, Inc. *	77,520	1,253,498	Hanger, Inc.*	50,959	1,175,624
Monarch Casino & Resort, Inc. *	28,287	1,337,409	Harrow Health, Inc. *	163,200	900,864
Perdoceo Education Corp. *	112,814	1,684,313	HealthStream, Inc.*	52,157	1,268,458
Ruth's Hospitality Group, Inc.	55,667	1,064,910	iRadimed Corp. *,1	72,119	1,712,105
Turtle Beach Corp. *,1	90,742	599,805	The Joint Corp.*	87,855	1,302,890
Universal Electronics, Inc. *	22,071	931,838	LeMaitre Vascular, Inc. [1]	38,142	1,087,047
Total Consumer Discretionary		13,404,285	Mesa Laboratories, Inc. [1]	5,402	1,292,645
Consumer Staples - 4.2%			MTBC, Inc.*	176,062	961,299
Calavo Growers, Inc. [1]	18,795	1,361,698	OptimizeRx Corp. *,1	92,306	770,755
The Chefs' Warehouse, Inc. *	42,000	1,286,040	Pfenex, Inc.*	83,930	973,588
John B Sanfilippo & Son, Inc.	14,609	1,025,405	R1 RCM, Inc.*	133,466	1,638,962
Lifevantage Corp. *	90,103	1,073,127	RadNet, Inc.*	67,617	1,381,415
Total Consumer Staples		4,746,270	Recro Pharma, Inc.*	76,182	1,092,450
Energy - 0.8%			Rigel Pharmaceuticals, Inc.*	452,542	959,389
Dorian LPG, Ltd.*	85,042	945,667	Sharps Compliance Corp.*	108,522	657,643
Financials - 9.2%			Sientra, Inc.*	67,679	283,575
Bank7 Corp.	35,400	633,660	STAAR Surgical Co.*,1	37,689	1,182,681
Bryn Mawr Bank Corp.	38,784	1,289,180	Tabula Rasa HealthCare, Inc. *,1	13,121	737,007
Curo Group Holdings Corp.	85,619	790,264	XOMA Corp.*,1	34,975	849,893
FS Bancorp, Inc.	19,010	908,488	Zynex, Inc.*,1	142,199	1,851,431
Greenhill & Co., Inc.	53,868	787,550	Total Health Care		36,612,337
Mr Cooper Group, Inc.*	93,822	1,203,736	Industrials - 14.3%
PCB Bancorp.	42,409	567,008	BG Staffing, Inc.	99,876	1,540,088
Preferred Bank	27,473	1,404,695	Blue Bird Corp.*	80,183	1,433,672
ProSight Global, Inc. *	73,600	986,240	Construction Partners, Inc. , Class A *,1	50,644	861,454
Silvercrest Asset Management Group, Inc. ,			Douglas Dynamics, Inc.	29,125	1,267,811
Class A	96,748	1,118,407	Foundation Building Materials, Inc. *	76,171	1,188,268
Unity Bancorp, Inc.	40,492	693,628	Graham Corp.	59,486	986,278
Total Financials		10,382,856	Great Lakes Dredge & Dock Corp.*	114,943	1,114,947
Health Care - 32.3%			Heritage-Crystal Clean, Inc. *	42,285	1,113,364
Addus HomeCare Corp.*	19,997	1,525,171
			Kforce, Inc.	37,021	1,127,660
Agenus, Inc.*	155,190	392,631
			Orion Energy Systems, Inc.*	176,077	832,844
ANI Pharmaceuticals, Inc. *	23,024	1,105,382
			Park Aerospace Corp.	70,825	985,176
BioDelivery Sciences International, Inc. *	223,821	1,087,770
			SP Plus Corp.*	38,425	1,402,897
BioSpecifics Technologies Corp. *	31,096	1,716,188
			Spartan Motors, Inc.	91,253	1,345,982

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

				Principal
	Shares	Value		Amount	Value
Industrials - 14.3% (continued)			Short-Term Investments - 4.4%
Willdan Group, Inc. *,1	34,395	$1,057,646	Joint Repurchase Agreements - 2.9%[2]
Total Industrials		16,258,087	Citigroup Global Markets, Inc. , dated 02/28/20,
Information Technology - 17.4%			due 03/02/20, 1.610% total to be received
Adesto Technologies Corp. *,1	86,400	1,059,264	$1,000,134 (collateralized by various
			U. S. Government Agency Obligations, 2.000% -
Aehr Test Systems*	202,817	425,916	8.500%, 04/01/21 - 08/01/56, totaling
Agilysys, Inc. *	59,571	1,914,016	$1,020,000)	$1,000,000	$1,000,000
American Software, Inc. , Class A	125,995	2,072,618	HSBC Securities USA, Inc., dated 02/28/20, due
			03/02/20, 1.610% total to be received
Avid Technology, Inc. *	174,503	1,289,577
			$1,000,134 (collateralized by various
Clearfield, Inc. *	46,748	501,138	U. S. Government Agency Obligations, 2.500% -
Coda Octopus Group, Inc.*,1	85,430	546,752	5.500%, 02/01/28 - 07/01/56, totaling
			$1,020,000)	1,000,000	1,000,000
The Hackett Group, Inc.	85,689	1,319,610
			JP Morgan Securities LLC, dated 02/28/20, due
Ichor Holdings, Ltd. *	34,429	995,687	03/02/20, 1.590% total to be received
International Money Express, Inc. *	95,278	897,519	$236,600 (collateralized by various
Lantronix, Inc. *,1	264,877	855,553	U. S. Treasuries, 1.500% - 2.875%, 11/30/24 -
			05/31/25, totaling $241,301)	236,569	236,569
Luna Innovations, Inc. *	126,806	849,600
			RBC Dominion Securities, Inc. , dated 02/28/20,
Napco Security Technologies, Inc. *	58,243	1,184,663	due 03/02/20, 1.610% total to be received
Onto Innovation, Inc. *	31,600	966,012	$1,000,134 (collateralized by various
			U. S. Government Agency Obligations and
PC-Tel, Inc.	144,319	1,013,119	U. S. Treasuries, 0.000% - 5.500%, 04/01/34 -
Perficient, Inc.*	38,642	1,583,163	02/20/50, totaling $1,020,000)	1,000,000	1,000,000
SMTC Corp. (Canada)*	185,615	554,989	Total Joint Repurchase Agreements		3,236,569
Zix Corp.*	216,621	1,706,973
				Shares
Total Information Technology		19,736,169	Other Investment Companies - 1.5%
Materials - 1.6%			Dreyfus Government Cash Management Fund,
Flexible Solutions International, Inc. (Canada)	156,703	311,839	Institutional Shares, 1.49% [3]	558,953	558,953
UFP Technologies, Inc.*	30,424	1,500,816	Dreyfus Institutional Preferred Government
Total Materials		1,812,655	Money Market Fund, Institutional Shares,
			1.53% [3]	558,953	558,953
Real Estate - 2.4%
			JPMorgan U.S. Government Money Market Fund,
NexPoint Residential Trust, Inc. , REIT [1]	34,278	1,525,371	IM Shares, 1.52%[3]	575,890	575,890
UMH Properties, Inc. , REIT	79,761	1,157,332	Total Other Investment Companies		1,693,796
Total Real Estate		2,682,703	Total Short-Term Investments
Utilities - 3.6%			(Cost $4,930,365)		4,930,365
Middlesex Water Co.	19,953	1,186,605	Total Investments - 103.0%
Pure Cycle Corp.*	136,646	1,690,311	(Cost $120,468,922)		116,767,587
			Other Assets, less Liabilities - (3.0)%		(3,381,778)
The York Water Co.	29,310	1,239,520
Total Utilities		4,116,436	Net Assets - 100.0%		$113,385,809
Total Common Stocks
(Cost $115,538,557)		111,837,222

* Non-income producing security.	[3] Yield shown represents the February 29, 2020, seven day average yield, which refers
[1] Some of these securities, amounting to $10,371,912 or 9.1% of net assets, were out on	to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury	percentage.
Obligations. See below for more information.	REIT Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 29, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$111,837,222	—	—	$111,837,222
Short-Term Investments
Joint Repurchase Agreements	—	$3,236,569	—	3,236,569
Other Investment Companies	1,693,796	—	—	1,693,796
Total Investments in Securities	$113,531,018	$3,236,569	—	$116,767,587

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at February 29, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$10,371,912	$3,236,569	$7,568,352	$10,804,921

The following table summarizes the securities received as collateral for securities lending at February 29, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.000%	03/31/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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